MARKETABLE SECURITIES (Tables)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments, Debt and Equity Securities [Abstract]
Schedule of Available-for-sale Securities Reconciliation

	December 31,
	2023				2022
ONE YEAR OR LESS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
				value				value

Government and corporate debentures - fixed interest rate	$114,535	$—	$(1,640)	$112,895	$223,920	$—	$(3,840)	$220,080
Government-sponsored enterprises debentures	3,164	—	(30)	3,134	3,501	—	(27)	3,474
Government and corporate debentures - floating interest rate	5,750	2	—	5,752	7,902	—	(7)	7,895

Total	$123,449	$2	$(1,670)	$121,781	$235,323	$—	$(3,874)	$231,449

	December 31,
	2023				2022
AFTER ONE YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
				value				value

Government and corporate debentures - fixed interest rate	$62,142	$—	$(1,410)	$60,732	$184,158	$—	$(7,550)	$176,608
Government-sponsored enterprises debentures	—	—	—	—	3,163	—	(70)	3,093
Government and corporate debentures - floating interest rate	4,093	8	(26)	4,075	15,457	—	(195)	15,262

Total	$66,235	$8	$(1,436)	$64,807	$202,778	$—	$(7,815)	$194,963

Debt Securities, Available-for-sale, Unrealized Loss Position, Fair Value

	December 31, 2023
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$2,467	$(59)	$171,160	$(2,991)	$173,627	$(3,050)
Government-sponsored enterprises debentures	—	—	3,134	(30)	3,134	(30)
Government and corporate debentures - floating interest rate	1,748	(2)	2,331	(24)	4,079	(26)

Total	$4,215	$(61)	$176,625	$(3,045)	$180,840	$(3,106)

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$186,664	$(4,380)	$210,024	$(7,010)	$396,688	$(11,390)
Government-sponsored enterprises debentures	5,590	(74)	977	(23)	6,567	(97)
Government and corporate debentures - floating interest rate	17,643	(165)	4,714	(37)	22,357	(202)

Total	$209,897	$(4,619)	$215,715	$(7,070)	$425,612	$(11,689)

Marketable Securities
NOTE 4:- MARKETABLE SECURITIES

The following tables summarize the Company's marketable debt securities, by contractual maturities, as of December 31, 2023 and 2022:

	December 31,
	2023				2022
ONE YEAR OR LESS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
				value				value

Government and corporate debentures - fixed interest rate	$114,535	$—	$(1,640)	$112,895	$223,920	$—	$(3,840)	$220,080
Government-sponsored enterprises debentures	3,164	—	(30)	3,134	3,501	—	(27)	3,474
Government and corporate debentures - floating interest rate	5,750	2	—	5,752	7,902	—	(7)	7,895

Total	$123,449	$2	$(1,670)	$121,781	$235,323	$—	$(3,874)	$231,449

	December 31,
	2023				2022
AFTER ONE YEAR THROUGH FIVE YEARS	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair
				value				value

Government and corporate debentures - fixed interest rate	$62,142	$—	$(1,410)	$60,732	$184,158	$—	$(7,550)	$176,608
Government-sponsored enterprises debentures	—	—	—	—	3,163	—	(70)	3,093
Government and corporate debentures - floating interest rate	4,093	8	(26)	4,075	15,457	—	(195)	15,262

Total	$66,235	$8	$(1,436)	$64,807	$202,778	$—	$(7,815)	$194,963

As of December 31, 2023 and 2022, interest receivable amounted to $1,262 and $2,388, respectively, and is included within marketable securities in the consolidated balance sheets.
NOTE 4:- MARKETABLE SECURITIES (Cont.)

The following tables summarize the Company’s marketable debt securities with unrealized losses as of December 31, 2023 and 2022, aggregated by category and the length of time that individual securities have been in a continuous loss position:

	December 31, 2023
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$2,467	$(59)	$171,160	$(2,991)	$173,627	$(3,050)
Government-sponsored enterprises debentures	—	—	3,134	(30)	3,134	(30)
Government and corporate debentures - floating interest rate	1,748	(2)	2,331	(24)	4,079	(26)

Total	$4,215	$(61)	$176,625	$(3,045)	$180,840	$(3,106)

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses

Government and corporate debentures - fixed interest rate	$186,664	$(4,380)	$210,024	$(7,010)	$396,688	$(11,390)
Government-sponsored enterprises debentures	5,590	(74)	977	(23)	6,567	(97)
Government and corporate debentures - floating interest rate	17,643	(165)	4,714	(37)	22,357	(202)

Total	$209,897	$(4,619)	$215,715	$(7,070)	$425,612	$(11,689)

As of December 31, 2023 and 2022, marketable equity securities with readily determinable fair values, carried at fair value, amounted to $18,781 and $61,000, respectively. During the year ended December 31, 2023, unrealized gains recognized on equity securities still held as of December 31, 2023 were $6,581. During the year ended December 31, 2022, unrealized losses recognized on equity securities still held as of December 31, 2022 were $93,360.